UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON D.C. 20549
                                    FORM 13F
                               FORM 13F COVER PAGE

Report for the Quarter Ended: September 30, 2009



Institutional Investment Manager
Filing this Report:
                       Name:          Balasa Dinverno Foltz
                                      LLC
                       Address:       500 Park Blvd.
                                      Suite 1400
                                      Itasca, IL  60143
                       13F File       28-11054
                       Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.
Person Signing this Report on Behalf of Reporting Manager:

Name:                 Michael C. Foltz
Title:                Chief Compliance Officer
Phone:                630-875-4926
Signature,            Place,                and Date of Signing:
Michael C. Foltz      Itasca, IL            September 30, 2009
Report Type (Check only one.):
                      [X]         13F HOLDINGS REPORT.
                      [  ]        13F NOTICE.
                      [  ]        13F COMBINATION REPORT.


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FORM 13F SUMMARY PAGE
Report Summary:
Number of Other Included
Managers:                        0
Form 13F Information Table       109
Entry Total:
Form 13F Information Table     	 $388,926,000
Value Total:

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     FORM 13F INFORMATION TABLE
                                                                                                               Voting Authority
                                                                                                            -----------------------
                                    Title of               Value     Shares    Sh/  Put/ Invstmt    Other
             Security                Class       Cusip    (x$1000)   Prn Amt   Prn  Call Dscretn   Managers   Sole     Shared  None
---------------------------------- ----------  ---------  --------  ---------  ---  ---  --------  -------- ---------  ------  ----

 Vanguard Short Term Bond          SHORT TRM   921937827     1,330     16,610   SH       Sole                  16,610
                                   BOND
 S&P 500 SPDR                      UNIT SER 1  78462F103       296      2,808   SH       Sole                   2,808
 SPDR DJ Wilshire Int'l Real       DJ WIL      78463x863     5,328    150,754   SH       Sole                 150,754
 Estate                            REIT
 SPDR MSCI ACWI ex-US              MSCI ACWI   78463X848     2,783     91,190   SH       Sole                  91,190
                                   EXUS
 iShares MSCI EAFE                 MSCI EAFE   464287465    35,241    644,500   SH       Sole                 644,500
                                   IDX
 iShares MSCI EAFE Growth Index    MSCI GRW    464288885    21,528    403,518   SH       Sole                 403,518
                                   IDX
 iShares MSCI Emerging Market      MSCI EMERG  464287234       313      8,057   SH       Sole                   8,057
                                   MKT
 iShares Russell 1000 Growth       RUSSELL     464287614   123,697  2,671,057   SH       Sole               2,671,057
                                   1000GRW
 iShares Russell 1000 Index        RUSSELL     464287622       216      3,716   SH       Sole                   3,716
                                   1000
 iShares Russell 1000 Value        RUSSELL100  464287598    63,208  1,139,082   SH       Sole               1,139,082
                                   0VAL
 iShares Russell 2000 Growth       RUSL 2000   464287648       297      4,538   SH       Sole                   4,538
                                   GROW
 iShares S&P 500                   S&P 500     464287200    73,188    690,391   SH       Sole                 690,391
                                   INDEX
 iShares S&P 500/Barra Growth      S&P500 GRW  464287309     1,242     23,012   SH       Sole                  23,012
 iShares S&P 600 Growth            S&P SMLCAP  464287887     1,155     21,358   SH       Sole                  21,358
 3M Co.                            COM         88579y101       214      2,896   SH       Sole                   2,896
 AT&T Inc. New                     COM         78387G103     1,156     42,789   SH       Sole                  42,789
 Abbott Laboratories               COM         002824100     2,253     45,538   SH       Sole                  45,538
 Allstate Corp                     COM         020002101       327     10,687   SH       Sole                  10,687
 Altria Group                      COM         718154107       198     11,134   SH       Sole                  11,134
 American Express Company          COM         025816109       218      6,419   SH       Sole                   6,419
 Amgen Inc.                        COM         311621007       332      5,516   SH       Sole                   5,516
 Apache Corp                       COM         037411105       280      3,048   SH       Sole                   3,048
 Apple Computer, Inc.              COM         378331003     1,068      5,761   SH       Sole                   5,761
 Applied Materials Inc             COM         382221059       369     27,558   SH       Sole                  27,558
 Aptar Group                       COM         383361037     1,132     30,300   SH       Sole                  30,300
 Bank of New York Mellon Co.       COM         064058100       348     12,017   SH       Sole                  12,017
 BankAmerica Corp.                 COM         605051044       693     40,968   SH       Sole                  40,968
 Baxter International Inc.         COM         718131097       358      6,277   SH       Sole                   6,277
 Becton Dickenson & Co.            COM         758871099       205      2,938   SH       Sole                   2,938
 Boeing Co.                        COM         970231056       330      6,089   SH       Sole                   6,089
 Bristol-Myers Squibb Company      COM         110122108       261     11,595   SH       Sole                  11,595
 British Petroleum Amoco           COM         556221042     1,073     20,164   SH       Sole                  20,164
 Burlington Northern Santa Fe      COM         12189T104       213      2,669   SH       Sole                   2,669
 Corp.
 C H Robinson                      COM         12541W100     1,217     21,082   SH       Sole                  21,082
 C V S Corp Del                    COM         126650100       255      7,142   SH       Sole                   7,142
 Carnival Corp.                    COM         143658102       384     11,546   SH       Sole                  11,546
 Caterpillar Inc.                  COM         149123101       920     17,926   SH       Sole                  17,926
 Charles Schwab                    COM         808513105       245     12,809   SH       Sole                  12,809
 ChevronTexaco Corp.               COM         166764100       997     14,157   SH       Sole                  14,157
 Cisco Systems Inc.                COM         17275R102       681     28,925   SH       Sole                  28,925
 Citigroup Inc.                    COM         172967101       263     54,293   SH       Sole                  54,293
 Coca Cola                         COM         191216100       539     10,034   SH       Sole                  10,034
 Colgate-Palmolive Co              COM         194162103       236      3,092   SH       Sole                   3,092
 ComCast                           COM         20030N101       179     10,586   SH       Sole                  10,586
 Conocophillips                    COM         718507106       283      6,261   SH       Sole                   6,261
 DCT Industrial Trust Inc          COM         233153105       546    106,884   SH       Sole                 106,884
 Dell Inc.                         COM         24702r101       157     10,269   SH       Sole                  10,269
 Diamond Management & Technology   COM         25278P106       186     27,145   SH       Sole                  27,145
 Consultant
 Discover Financial Services LLC   COM         254709108       252     15,523   SH       Sole                  15,523
 Disney                            COM         254687106       678     24,676   SH       Sole                  24,676
 Dr. Pepper Snapple Group          COM         26138E109       228      7,933   SH       Sole                   7,933
 E*TRADE Financial Corp            COM         269246104        37     21,330   SH       Sole                  21,330
 Edwards Lifesciences              COM         2.82E+112       205      2,939   SH       Sole                   2,939
 Exelon Corporation                COM         30161N101     1,097     22,116   SH       Sole                  22,116
 Exxon Mobil Corporation           COM         30231G102     2,335     34,031   SH       Sole                  34,031
 Ford Motor Company                COM         345370860       366     50,832   SH       Sole                  50,832
 Franklin Resources Inc.           COM         354613101       284      2,828   SH       Sole                   2,828
 General Electric                  COM         369604103     1,035     63,037   SH       Sole                  63,037
 Glaxosmithkline                   COM         37733W105       478     12,106   SH       Sole                  12,106
 Goldman Sachs Group               COM         38141G104       513      2,782   SH       Sole                   2,782
 Google Inc                        COM         38259p508       479        967   SH       Sole                     967
 Half Robert Int'l                 COM         770323103       243      9,700   SH       Sole                   9,700
 Hewitt Associates Inc             COM         42822Q100     1,005     27,599   SH       Sole                  27,599
 Hewlett Packard Co                COM         428236103     1,246     26,394   SH       Sole                  26,394
 Home Depot                        COM         437076102       307     11,519   SH       Sole                  11,519
 IBM                               COM         459200101     1,519     12,703   SH       Sole                  12,703
 Illinois Tool Works               COM         452308109       248      5,814   SH       Sole                   5,814
 Intel Corp.                       COM         458140100     1,216     62,148   SH       Sole                  62,148
 J P Morgan Chase & Co.            COM         46625H100     1,285     29,335   SH       Sole                  29,335
 Johnson & Johnson                 COM         478160104     1,028     16,887   SH       Sole                  16,887
 Lend Lease Corp LTD               COM         526023205       260     27,823   SH       Sole                  27,823
 Marshall & Ilsley Corp            COM         571837103       165     20,481   SH       Sole                  20,481
 McDonald's Corporation            COM         580135101    10,327    180,945   SH       Sole                 180,945
 Medtronic Inc.                    COM         585055106       285      7,743   SH       Sole                   7,743
 Merck & Co, Inc.                  COM         589331107       307      9,701   SH       Sole                   9,701
 Microsoft Corp.                   COM         594918104     1,089     42,326   SH       Sole                  42,326
 Monsanto Co.                      COM         61166W101       229      2,962   SH       Sole                   2,962
 Morgan Stanley / Dean Witter      COM         617446448       542     17,558   SH       Sole                  17,558
 Motorola Inc.                     COM         620076109       254     29,547   SH       Sole                  29,547
 National Oilwell Varco            COM         637071101       212      4,916   SH       Sole                   4,916
 Northern Trust                    COM         665859104       469      8,065   SH       Sole                   8,065
 Novamed Eyecare Inc.              COM         66986W108       161     35,520   SH       Sole                  35,520
 Occidental Petroleum Corp         COM         674599105       360      4,592   SH       Sole                   4,592
 Oracle Corp.                      COM         68389X105       380     18,230   SH       Sole                  18,230
 Pepsico Inc                       COM         713448108       498      8,484   SH       Sole                   8,484
 Pfizer Incorporated               COM         717081103       604     36,495   SH       Sole                  36,495
 Philip Morris International Inc.  COM         718172109       513     10,528   SH       Sole                  10,528
 Praxair Inc                       COM         74005P104       280      3,425   SH       Sole                   3,425
 Procter & Gamble                  COM         742718109       750     12,956   SH       Sole                  12,956
 Qualcomm, Inc.                    COM         747525103       472     10,499   SH       Sole                  10,499
 SWMX Inc.                         COM         785025107         1  1,309,000   SH       Sole               1,309,000
 Schering-Plough Corp.             COM         806605101       317     11,229   SH       Sole                  11,229
 Schlumberger                      COM         806857108       353      5,922   SH       Sole                   5,922
 Serefex Corp.                     COM         81748P101         0     30,000   SH       Sole                  30,000
 Sirius XM Radio Inc               COM         82966U103        12     18,421   SH       Sole                  18,421
 Sprint Nextel Corp.               COM         852061100        49     12,391   SH       Sole                  12,391
 Starwood Hotels and Resorts       COM         85590A203       411     12,457   SH       Sole                  12,457
 Texas Instruments Inc.            COM         882508104       293     12,353   SH       Sole                  12,353
 Time Warner Inc.                  COM         887317105       222      7,730   SH       Sole                   7,730
 Ulta Salon, Cosmetics & Fragrace  COM	       90384S303       181     10,978   SH       Sole                  10,978
 Union Pacific                     COM         907818108       246      4,209   SH       Sole                   4,209
 United Parcel Service Class B     COM         911312106       267      4,721   SH       Sole                   4,721
 United Technologies Corp.         COM         913017109       289      4,741   SH       Sole                   4,741
 Verizon Communications            COM         92343V104       525     17,338   SH       Sole                  17,338
 Wal-Mart                          COM         931142103       985     20,056   SH       Sole                  20,056
 Walgreen Company                  COM         931422109       478     12,770   SH       Sole                  12,770
 Wells Fargo & Co New              COM         949746101     1,486     52,736   SH       Sole                  52,736
 Wyeth                             COM         983024100       432      8,890   SH       Sole                   8,890
 XTO Energy Inc                    COM         98385X106       200      4,843   SH       Sole                   4,843